Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 10,782	$ 7,306	$ 26,333	$ 22,142
Interest expense		3,738	1,302	6,610	4,273
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		56	41	152	118
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		8,876	6,473	22,342	19,574
Interest expense		2,950	843	4,982	2,835
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		302	133	565	457
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		9,178	6,606	22,907	20,031
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		1,548	659	3,274	1,993
Interest expense		$ 788	$ 459	$ 1,628	$ 1,438

[1]	Includes $9,178 million and $22,907 million, for the three and nine months ended July 31, 2022, respectively (three and nine months ended July 31, 2021 – $6,606 million and $20,031 million, respectively) which have been calculated based on the effective interest rate method (EIRM).